Intangible (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets
	IT applications	Finite life intangible (c)	Indefinite life intangible (c)	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost

As of January 1, 2020	25,145	24,543	1,975	48,726	100,389
Additions	4,954	-	-	270	5,224
Disposals	(1)	-	-	-	(1)
Transfers, note 10	4,173	-	-	534	4,707

As of December 31, 2020	34,271	24,543	1,975	49,530	110,319

Additions	7,152	-	-	1,739	8,891
Disposals	-	-	-	(54)	(54)
Transfers and reclassifications, note 10	-	-	-	64	64

As of December 31, 2021	41,423	24,543	1,975	51,279	119,220

Accumulated amortization
As of January 1, 2020	9,176	3,256	71	7,051	19,554
Additions	4,168	2,454	-	1,034	7,656

As of December 31, 2020	13,344	5,710	71	8,085	27,210
Additions	4,681	2,455	-	965	8,101
Disposals	-	-	-	(54)	(54)

As of December 31, 2021	18,025	8,165	71	8,996	35,257

Impairment (b)
Al of January 1, 2020	-	-	-	33,469	33,469

As of December 31, 2020	-	-	-	33,469	33,469

As of December 31, 2021				33,469	33,469

Net Carrying Value
As of December 31, 2020	20,927	18,833	1,904	7,976	49,640

As of December 31, 2021	23,398	16,378	1,904	8,814	50,494